Variable Interest Entities ("vies")	12 Months Ended
May 31, 2012
Variable Interest Entities ("vies"):
Variable Interest Entities ("vies")

NOTE 14 – VARIABLE INTEREST ENTITIES (“VIEs”)

Hongsheng, Huitong, Nanjing Jiatong, QBA and Jiamao were all VIEs of the Company. The status of these VIEs has not changed since the date of the combination.

We did not identify any additional VIEs in which we hold a significant interest.

The total consolidated VIE assets and liabilities reflected on the Company’s balance sheet are as follows:

	2012	2011
Assets
Cash and cash equivalents	$3,466,743	$4,003,765
Inventories	18,385	6,679
Accounts receivable	633,009	642,843
Tax recoverable	22,755	81,086
Other receivables and deposits	237,490	363,823
Goodwill	610,386	610,386
Property, plant and equipment, net	454,875	646,972
Available-for-sale investment		-
Total assets (not include amount due from intra-group companies)	$5,443,643	$6,355,554

Liabilities
Deferred income	$1,441,347	$1,857,752
Accounts payable	694,626	913,504
Accrued expenses and other payables	467,246	314,925
Tax payables	44,424	15,560
Total liabilities	$2,647,643	$3,101,741

The statements of income of the consolidated VIEs for the years ended May 31, 2012 and 2011 are as follows, and are included in the consolidated statements of income of the Company:

	2012	2011

Revenue	$8,380,973	$5,429,783
Other income and gains	189,213	31,370
Service costs	5,169,715	2,188,434
Administrative expenses	561,203	712,994
Personnel cost	1,231,423	587,965
Depreciation expense	647,444	55,053
Other operating expenses	101,873	40,044

Income before provision for income taxes (Not including service costs payable to intra-group companies)	858,528	1,876,663

Provision for income taxes	329,938	19,686

Net income	$528,590	$1,856,977